CALVERT VARIABLE SERIES, INC.
AMERITAS PORTFOLIOS


November 1, 1999


About the Portfolios
2        Investment Objectives and Strategies
11       Principal Investment Practices and Risks

About Your Investment
19       The Fund and Its Management
20       A Word About the Year 2000 (Y2K)
20       Purchase and Redemption of Shares
21       Dividends and Distributions
21       Taxes



PORTFOLIOS in this prospectus

Ameritas Income & Growth Portfolio
Ameritas Growth Portfolio
Ameritas Small Capitalization Portfolio
Ameritas MidCap Growth Portfolio
Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio
Ameritas Index 500 Portfolio
Ameritas Money Market Portfolio




These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS INCOME & GROWTH PORTFOLIO


[SIDEBAR] Advisor: Investment Corp.
          Subadvisor: Fred Alger Management, Inc.



Objective
The Ameritas Income & Growth Portfolio primarily seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation.
the objective may be changed by the Fund's Board of Directors without shareholder approval.


Principal Investment Strategies
Under normal circumstances, the Portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Subadvisor believes also offer opportunities for capital appreciation.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons
The prices of growth company securities held by the series may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS GROWTH PORTFOLIO


[SIDEBAR] Advisor: Investment Corp.
          Subadvisor: Fred Alger Management, Inc.



Objective
The Ameritas Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.



Principal Investment Strategies
The Portfolio focuses on companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of large companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.


Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected The prices of growth company securities held by the Portfolio may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar Chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS SMALL CAPITALIZATION PORTFOLIO


[SIDEBAR] Advisor: Investment Corp.
          Subadvisor: Fred Alger Management, Inc.



Objective
The Ameritas Small Capitalization Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.



Principal Investment Strategies
The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


Principal risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected
The prices of small-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of greater risk by investing in smaller capitalized companies rather than larger, more established companies.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS MIDCAP GROWTH PORTFOLIO


[SIDEBAR] Advisor: Investment Corp.
          Subadvisor: Fred Alger Management, Inc.



Objective
The Ameritas MidCap Growth Portfolio seeks long-term capital appreciation. The objective may be changed by the Fund's Board of Directors without shareholder approval.


Principal Investment Strategies
The Portfolio invests in midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities, such as common or preferred stocks, of companies listed on U.S. exchanges or in the U.S. over-the-counter market and having a market capitalization within the range of companies in the S&P MidCap 400 Index.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected The possiblity of greater risk by investing in medium-sized companies rather than larger, ore established companies


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS EMERGING GROWTH PORTFOLIO


[SIDEBAR] Advisor: Ameritas Investment Corp.
          Subadvisor: Massachusetts Financial Services Company



Objective
The Ameritas Emerging Growth Portfolio seeks long-term growth of capital. The objective may be changed by the Fund's Board of Directors without shareholder approval.


Principal Investment Strategies
The Portfolio invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

Emerging growth companies are companies which the Subadvisor believes are either early in their life cycle but which have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. The Portfolio's investments may include securities traded in the over-the-counter markets.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected Because the Portfolio invests primarily in emerging growth companies, the Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
Emerging growth companies are often dependent on management by one or a few key individuals, have shares that suffer above-average price declines after disappointing earnings reports and have limited product lines, markets and financial resources. A decline in the value of these types of stocks may result in a decline in the Portfolio's net asset value and your investment


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS RESEARCH PORTFOLIO


[SIDEBAR] Advisor: Ameritas Investment Corp.
          Subadvisor: Massachusetts Financial Services Company



Objective
The Ameritas Research Portfolio seeks long-term growth of capital and future income. The objective may be changed by the Fund's Board of Directors without shareholder approval.



Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio focuses on companies that the Subadvisor believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size. The Portfolio's investments may include securities traded on securities exchanges or in the over-the-counter markets.



A committee of investment research analysts selects holdings for the Portfolio. This committee includes investment analysts employed not only by the Subadvisor, but also by MFS International (U.K.) Limited, a wholly owned subsidiary of the Subadvisor. The committee allocates the Portfolio's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Portfolio's investment objective within their assigned industry responsibility.


The Portfolio may invest in foreign securities through which it may have exposure to foreign currencies.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS GROWTH WITH INCOME PORTFOLIO


[SIDEBAR] Advisor: Ameritas Investment Corp.
          Subadvisor: Massachusetts Financial Services Company



Objective
The Ameritas Growth With Income Portfolio seeks to provide reasonable current income and long-term growth of capital and income. The objective may be changed by the Fund's Board of Directors without shareholder approval.



Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, it may generally focus on companies with larger market capitalizations that the Subadvisor believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.


The Portfolio may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities.

Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:


The stock market goes down
The individual stocks in the Portfolio do not perform as well as expected Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations, but the value of large cap company securities may not rise as much as the value of smaller cap company securities
Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.



AMERITAS INDEX 500 PORTFOLIO

[SIDEBAR] Advisor: Ameritas Investment Corp.
          Subadvisor: State Street Global Advisors



Objective
The Ameritas Index Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the S&P 500. The objective may be changed by the Fund's
Board of Directors without shareholder approval.

Principal Investment Strategies
Under normal conditions, the Portfolio seeks to track the S&P 500.
The S&P 500 is a widely recognized, unmanaged index of common stock prices. The Portfolio intends, under normal conditions, to invest in all 500 stocks, due to monetary constraints, it may purchase a representative sample.



Principal Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

The stock market or the S&P 500 Index goes down
The individual stocks in the Portfolio or the Portfolio as a whole does not perform as well as expected
An index fund has operating expenses; a market index does not. The Portfolio - while expected to track its target index as closely as possible - will not be able to match the performance of the index exactly

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. The Portfolio is not sponsored, sold, promoted or endorsed by Standard and Poors.



The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


AMERITAS MONEY MARKET PORTFOLIO


[SIDEBAR] Advisor: Ameritas Investment Corp.
          Subadvisor: Calvert Asset Management Company, Inc.

Objective
The Ameritas Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks so maintain a constant net asset value of $1.00 per share for the Portfolio. The objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal Investment Strategies
The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. all investments must comply with the SEC money market fund requirements.

The Portfolio invests more than 25% of total assets in the financial services industry.



Principal Risks
The Portfolio's yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio's yield, and vice versa Investment in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity
Purchasing obligations for future delivery or on a "when-issued" basis may increase the Portfolio's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times
Investment in the financial services industry involves additional risk relating to changes in government regulation or economic downturns which can have a significant negative affect on issuers in the financial services sector A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.


The Risk/Return Bar chart and Table are not provided at this time as this is a start-up portfolio and there are no annual return calculations.


Principal Investment Practices and Risks
The most concise description of each Portfolio's principal investment strategies and associated risks is under the earlier summaries for each Portfolio. The Portfolios are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.

Key to the Table
@        Portfolio currently uses
0        Permitted, but not typically used
(% of assets allowable, if restricted)
X        Not permitted
xN       Allowed up to x% of Portfolio's net assets
xT       Allowed up to x% of Portfolio's total assets
NA       Not applicable to this type of portfolio

Column 1 = Investment Practices
Column 2 = Income and Growth
Column 3 = Growth
Column 4 = Small Cap
Column 5 = Midcap Growth
Column 6 = Emerging Growth
Column 7 = Research
Column 8 = Growth with Income
Column 9 = Index 500(1)
Column 10 = Money Market


Investment Practices

--------------------------------------------------------------------------
Column 1                   2    3    4     5    6    7     8    9    10

--------------------------------------------------------------------------
--------------------------------------------------------------------------
Active Trading             @    @    @     @    0    0     0    N/A   N/A
Strategy/Turnover
involves selling a
security soon after
purchase. An active
trading strategy causes a
fund to have higher
portfolio turnover
compared to other funds
and higher transaction
costs, such as
commissions and custodian
and settlement fees, and
may increase a
Portfolio's tax
liability. Risks:
Opportunity, Market and
Transaction.
--------------------------------------------------------------------------


--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Temporary Defensive        0    0    0     0    0    0     0    N/A  N/A
Positions.
During adverse market,
economic or political
conditions, the Portfolio
may depart from its
principal investment
strategies by increasing
its investment in U.S.
government securities and
other short-term
interest-bearing
securities. During times
of any temporary
defensive positions, a
Portfolio may not be able
to achieve its investment
objective. Risks:
Opportunity.

--------------------------------------------------------------------------

--------------------------------------------------------------------------
Conventional Securities

Foreign Securities.
Securities issued by       20T  20T  20T   20T  15N  20N  20N  N/A  N/A
companies located outside
the U.S. and/or traded
primarily on a foreign
exchange. Risks: Market,
Currency, Transaction,
Liquidity, Information
and Political.
--------------------------------------------------------------------------

Emerging market.
Securities issued by        X    X    X     X    @   X   X    N/A  N/A
companies located in
those countries whose
economies and capital
markets are not as
developed as those of
more industrialized
nations. Risks:
Market, Currency,
Transaction,
Liquidity,
Information and
Political.


--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Small Cap Stocks.          0    0    @     0    @    @     0    N/A  N/A
Investing in small
companies involves
greater risk than with
more established
companies. Small cap
stock prices are more
volatile and the
companies often have
limited product lines,
markets, financial
resources, and management
experience. Risks:
Market, Liquidity and
Information.

--------------------------------------------------------------------------

--------------------------------------------------------------------------
Investment grade bonds.    0    0    0     0    0    0     0    N/A  N/A
Bonds rated BBB/Baa or
higher or comparable
unrated bonds. Risks:
Interest Rate, Market and
Credit.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Below-investment grade     X    X    X     X    5N   10N   X    N/A  N/A
bonds. Bonds rated below
BBB/Baa or comparable
unrated bonds are
considered junk bonds.
They are subject to
greater credit risk than
investment grade bonds.
Risks: Credit, Market,
Interest Rate, Liquidity
and Information.

--------------------------------------------------------------------------

--------------------------------------------------------------------------
Unrated debt securities.   X    X    X     X    0    0     0    N/A  @2
Bonds that have not been
rated by a recognized
rating agency; the
Advisor has determined
the credit quality based
on its own research.
Risks: Credit, Market,
Interest Rate, Liquidity
and Information.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Illiquid securities.       10N  10N  10N   10N  15N  15N   15N  15N  10N
Securities which cannot
be readily sold because
there is no active
market. Risks: Liquidity,
Market and Transaction.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                           X    X    X     X    X    X     X    N/A  @2
Unleveraged derivative
securities

Asset-backed securities.
Securities are backed by
unsecured debt, such as
credit card debt. These
securities are often
guaranteed or
over-collateralized to
enhance their credit
quality. Risks: Credit,
Interest Rate and
Liquidity.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Mortgage-backed            X    X    X     X    X    X     X    N/A  02
securities. Securities
are backed by pools of
mortgages, including
passthrough certificates,
and other senior classes
of collateralized
mortgage obligations
(CMOs). Risks: Credit,
Extension, Prepayment,
Liquidity and Interest
Rate.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Participation interests.   X    X    X     X    X    X     X    N/A  02
Securities representing
an interest in another
security or in bank
loans. Risks: Credit,
Interest Rate and
Liquidity.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Leveraged derivative
instruments

Currency contracts.
Contracts involving the    X    X    X     X    0    0     0    N/A  N/A
right or obligation to
buy or sell a given
amount of foreign
currency at a specified
price and future date.
Risks: Currency,
Leverage, Correlation,
Liquidity and Opportunity.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Options on securities and  X    X    X     X    0    X     0    5T3  N/A
indices. Contracts giving
the holder the right but
not the obligation to
purchase or sell a
security (or the cash
value, in the case of an
option on an index) at a
specified price within a
specified time. In the
case of selling (writing)
options, the Portfolios
will write call options
only if they already own
the security (if it is
"covered"). Risks:
Interest Rate, Currency,
Market, Leverage,
Correlation, Liquidity,
Credit and Opportunity.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
(Continued)                2    3    4     5    6    7     8    9    10
Column 1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Futures contract.          X    X    X     X    0    X     0    0    N/A
Agreement to buy or sell
a specific amount of a
commodity or financial
instrument at a
particular price on a
specific future date.
Risks: Interest Rate,
Currency, Market,
Leverage, Correlation,
Liquidity and Opportunity.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Structured securities      X    X    X     X    X    0     X    N/A  N/A
Indexed and/or leveraged
mortgage-backed and other
debt securities,
including principal-only
and interest-only
securities, leveraged
floating rate securities,
and others. These
securities tend to be
highly sensitive to
interest rate movements
and their performance may
not correlate to these
movements in a
conventional fashion.
Risks: Credit, Interest
Rate, Extension,
Prepayment, Market,
Leverage, Liquidity and
Correlation.
--------------------------------------------------------------------------



(1) Only to the extent incorporated within the S&P 500.
(2) Must be money-market eligible under SEC Rule 2a-7.
(3) Based on net premium payments.


The Portfolios have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").


Types of Investment Risk

Correlation risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk
The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The Fund and Its Management

About Ameritas Investment Corp.
Ameritas Investment Corp. ("AIC"), 5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889, serves as the investment advisor of the Portfolios pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC will serve as the overall investment manager of the Ameritas Portfolios, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the respective Portfolios, but has, at its own cost and expense, retained subadvisors to provide day-to-day portfolio management for each of the Portfolios.

Subadvisors and Portfolio Managers


Calvert Asset Management Company, Inc. ("CAMCO"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, serves as the investment subadvisor to the Money Market Portfolio. CAMCO has been managing mutual funds since 1976 and is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of August 31, 1999 CAMCO had $6 billion in assets under management.


CAMCO uses a team approach to its management of the Money Market Portfolio. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of the Portfolio. With the exception of the Ameritas portfolios, CAMCO is the investment adviser for all of the Calvert Group Funds. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.


Fred Alger Management, Inc. ("Alger"), 1 World Trade Center, Suite 9333, New York, NY 10048, serves as the investment subadvisor to the Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios. Alger has been an investment adviser since 1964, and manages investments totaling $10.2 billion in mutual fund assets as well as $2.0 billion in other assets as of August 31, 1999.


David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of the portfolio investments. Mr. Alger, a co-manager of the Portfolios, has been employed by Alger as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Capitalization Portfolio, has been employed by Alger since 1989, as a senior research analyst until 1995 and as a Senior Vice President since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth, and Income & Growth Portfolios, has been employed by Alger since 1990, as a senior research analyst until 1995 and as a Senior Vice President since 1995.


Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, MA 02116, serves as the investment subadvisor to the Emerging Growth, Research, and Growth With Income Portfolios. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $112.6 billion on behalf of approximately 4.5 million investor accounts as of August 31, 1999.



John W. Ballen is, along with Toni Y. Shimura, portfolio manager for the Emerging Growth Portfolio. Mr. Ballen, President and Chief Investment Officer of MFS, has been employed as a portfolio manager since 1984. Ms. Shimura, a Senior Vice President of MFS, has been employed as a portfolio manager since 1987. The Research Portfolio is currently managed by a committee comprised of various equity research analysts employed by MFS. John D. Laupheimer, a Senior Vice President of MFS and Mitchell D. Dynan, a Senior Vice President of MFS, are the portfolio managers for the Growth With Income Portfolio. They have been employed as portfolio managers by MFS since 1981 and 1986, respectively.



State Street Global Advisors ("SSgA"), 225 Franklin Street, Boston, MA, 02110, serves as the investment subadvisor to the Index 500 Portfolio. SSgA was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds. As of August 31, 1999, SSgA had $485.7 billion in assets under management.



SSgA's portfolio management team consists of several members, headed by Peter Leahy. He joined SSgA in 1991, and heads the Global Structured Products Group. His responsibilities include management of international small cap index funds and research and development of new products and strategies.


Advisory Fees
The following table shows the aggregate annual advisory fee paid to AIC by each Portfolio as a percentage of that Portfolio's average daily net assets.


Portfolio                  Advisory Fee
Ameritas Income & Growth Portfolio                   0.625%
Ameritas Growth Portfolio                            0.75%
Ameritas Small Capitalization Portfolio              0.85%
Ameritas MidCap Growth Portfolio                     0.80%
Ameritas Emerging Growth Portfolio                   0.75%
Ameritas Research Portfolio                          0.75%
Ameritas Growth With Income Portfolio                0.75%
Ameritas Index 500 Portfolio                         0.24%
Ameritas Money Market Portfolio                      0.20%


A Word About the Year 2000 (Y2K) and Our Computer Systems
Like other mutual funds, AIC and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Portfolios. AIC has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Portfolios, the Advisor, the Subadvisors, the underwriter, transfer agent and custodian have advised the Portfolios that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

Purchase and Redemption of Shares
The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.
The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.
Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.
The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.
Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.
Dividends and Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolios. For dividend purposes, net investment income of the Portfolios consists of all payments of dividends or interest received by such Portfolio, less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolios are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

For investors who want more information about the Fund, the following documents are available free upon request:


Annual/Semi-Annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolios' performance during the last fiscal year.



Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Ameritas Portfolios and is incorporated into this prospectus by reference.


You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your broker, or the Ameritas at:

Ameritas Investment Corp.
5900 "O" Street
Lincoln, Nebraska 68510-1889
Telephone: 1-800-335-9858

Ameritas Web-Site Address: http://www.ameritas.com

You can review the Fund's reports and SAI at the public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov

Investment Company Act File No.: 811-3591

Calvert Variable Series, Inc.

Ameritas Income & Growth Portfolio
Ameritas Growth Portfolio
Ameritas Small Capitalization Portfolio
Ameritas MidCap Growth Portfolio
Ameritas Emerging Growth Portfolio
Ameritas Research Portfolio
Ameritas Growth With Income Portfolio
Ameritas Index 500 Portfolio
Ameritas Money Market Portfolio


Statement of Additional Information
November 1, 1999


This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated November 1, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling 1-800-335-9858 or by writing the Fund at 5900 "O" Street, Lincoln, Nebraska 68510-1889.

TABLE OF CONTENTS

Investment Policies and Risks                       1
Investment Restrictions                             9
Purchase and Redemption of Shares                  14
Net Asset Value                                    15
Taxes                                              16
Calculation of Yield and Total Return              16
Directors and Officers                             17
Investment Advisor and Subadvisors                 18
Portfolio Transactions                             19
Method of Distribution                             20
Transfer and Shareholder Servicing Agent           20
Independent Accountants and Custodians             20
General Information                                21
Appendix                                           22


INVESTMENT POLICIES AND RISKS

The Ameritas Portfolios of Calvert Variable Series, Inc. ("the Fund") offer investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income. The Ameritas Portfolios offer investors a choice of nine separate portfolios: Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income, Index 500 and Money Market Portfolios.

Foreign Securities (Not applicable to the Index 500 and Money Market
Portfolios)

The Portfolios may invest a portion of their assets in foreign securities. The Emerging Growth Portfolio may invest up to 15%, and the other Portfolios may each invest up to 20% of their respective assets in the securities of foreign issuers. The Money Market Portfolio may purchase only high quality, U.S. dollar-denominated instruments.

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.

In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, a Portfolio may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency Conversion Risk

European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "Euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor does not anticipate any problems in conversion from the old currencies to the Euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. The Advisor and Subadvisors have been reviewing all of their computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, subadvisors and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

Foreign Money Market Instruments

The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of the Money Market Portfolio that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Small Cap Issuers

The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

Repurchase agreements are arrangements under which a Portfolio buys a security and the seller simultaneously agrees to repurchase the security at a specified time and price. A Portfolio may engage in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. A Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, a Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. A Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Portfolio bears the risk that the market value of the securities sold by the Portfolio may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

U.S. Government-Backed Obligations

Ginnie Maes, issued by the Government National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

The Advisor will attempt, through careful evaluation of available GNMA issues and prevailing market conditions, to invest in GNMA Certificates which provide a high income return but are not subject to substantial risk of loss of principal. Accordingly, the Advisor may forego the opportunity to invest in certain issues of GNMA Certificates which would provide a high current income yield if the Advisor determines that such issues would be subject to a risk of prepayment and loss of principal over the long term that would outweigh the short-term increment in yield.

Non-Investment Grade Debt Securities

The Emerging Growth and Research Portfolios may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). The Emerging Growth's investment policy provides that it may not invest more than 5%, and no more than 10% for the Research Portfolio, of their respective net assets in securities rated below B by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below B by either rating service. There is no minimum rating standard required by either Portfolio, which includes non-investment grade debt securities. Lower quality debt securities, these securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category.

The quality limitation set forth in the Portfolios' investment policy is determined immediately after a Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy.

When purchasing high-yielding securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

A Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Portfolios can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts


The Emerging Growth, Growth With Income and Index 500 Portfolios may, in pursuit of their investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.


These Portfolios will engage in such transactions only to hedge the existing positions in the respective Portfolios. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

These Portfolios will not engage in such options or futures transactions unless they receive appropriate regulatory approvals permitting them to engage in such transactions. These Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. These Portfolios will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. These Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Portfolios' social criteria. These Portfolios will purchase such options only to hedge against changes in the value of securities the Portfolios hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

These Portfolios may purchase call options on securities that they may intend to purchase and that meet the Portfolios' social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. These Portfolios may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. For call options, this means that so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option.

When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

These Portfolios may purchase securities that may be covered by call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. The Portfolio turnover rate may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

Risks Related to Options Transactions. The Portfolios can close out their respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. These Portfolios may purchase and sell futures contracts ("futures contracts") but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Portfolios. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.

These Portfolios may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

Futures contracts have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. Among these conditions are requirements that each Portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. These Portfolios may purchase and write put or call options and sell call options on futures contracts in which a Portfolio could otherwise invest and which are traded on a U.S. exchange or board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Portfolio has already sold a corresponding call option.

The Portfolios may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Portfolios' social criteria, any such hedge position taken by these Portfolios will not constitute a direct ownership interest in the underlying securities.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract - a long position if the option is a call and a short position if the option is a put
- at a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Portfolios will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. These Portfolios may purchase put options and sell put options on futures contracts that are already owned by that Portfolio. The Portfolios will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the portfolio against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's securities holdings.

Risks of Options and Futures Contracts. If one of these Portfolios has sold futures or takes options positions to hedge its portfolio against decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities. However, although this might occur for a brief period or to a slight degree, the value of a diversified portfolio will tend to move in the direction of the market generally.

The Portfolios can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Portfolios from closing a futures position, which could require a Portfolio to make daily cash payments with respect to its position in the event of adverse price movements.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Portfolios' ability to close out their options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a market will develop or exist. Therefore, the Portfolios might be required to exercise the options to realize any profit.

Foreign Currency Transactions

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Advisor believes that it is important to have the flexibility to enter into such forward contract when it determines that to do so is in a Portfolio's best interests.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on or before a specified date. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. Purchasing a foreign currency option can protect a Portfolio against adverse movement in the value of a foreign currency.

Foreign Currency Futures Transactions. A Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities

The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

When-Issued and Delayed Delivery Securities

From time to time, in the ordinary course of business, each Portfolio may purchase securities on a when-issued or delayed delivery basis -- that is, delivery and payment can take place a month or more after the date of the transactions. The securities purchased in this manner are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes a commitment to purchase securities on a when-issued or delayed delivery basis, the price is fixed and the Portfolio will record the transaction and thereafter reflect the value, each day, of the security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price.

The Portfolio will enter commitments for when-issued or delayed delivery securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Portfolio's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

INVESTMENT RESTRICTIONS

Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

1. Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.
2. Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.
3. Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."
4. Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.
5. Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.
6. Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.
7. Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.
Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.
8. Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry;
provided that there shall be no limit on the purchase of U.S. Government securities.
9. Invest in commodities.
10. Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.
11. Issue senior securities.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

1. Purchase or sell real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.
2. Write or sell puts, calls, straddles, spreads or combinations thereof.
3. Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.
4. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.
5. Make investments for the purpose of exercising control or management.
6. Invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.
7. Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers, or directors of the Fund, Advisor or Subadvisor individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300% limitation set forth in Fundamental Investment Restriction No. 4, and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

Emerging Growth, Research and Growth With Income Portfolios

The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each of the Portfolios. The Portfolios may not:

1. Borrow amounts in excess of 33 1/3% of its assets including amounts borrowed and then only as a temporary measure for extraordinary or emergency purposes.
2. Underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security.
3. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Portfolios reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.
4. Issue any senior securities except as permitted by the Investment Company Act of 1940. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.
5. Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Portfolios' assets in repurchase agreements, shall not be considered the making of a loan.
6. Purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry, except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolios may not:

1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (i.e., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Portfolios' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolios' limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Fund's Board of Directors (or its delegee), will not subject to this 15% limitation.
2. Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, futures contracts and forward contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets. Invest for the purpose of exercising control or management.
3. Hold obligations issued or guaranteed by any one U.S. Governmental agency or instrumentality, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Portfolios to fail to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury regulations issued thereunder on segregated asset accounts that fund variable contracts.
4. Invest 25% or more of the market value of its total assets in securities of issuers in any one industry (provided that this restriction does not limit the exceptions set forth in Fundamental Investment Restriction No. 6).

Except for Fundamental Investment Restriction No. 1 and Nonfundamental Investment Restriction No. 1, these investment restrictions and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of any of the restrictions.


Index 500 Portfolio


The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:

1. With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.
2. Issue senior securities, except in connection with the insurance program established by the Portfolio pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.
3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
4. Underwrite securities issued by others, except to the extent that The Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.
5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
7. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
3. The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of Fundamental Investment Restriction No. 3).
4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by: (a) lending up to 5% of its net assets to a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers.
(This limitation does not apply to purchases of debt securities or to repurchase agreements.)
6. The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

With respect to Nonfundamental Investment Restriction No. 4, if through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

With respect to the Portfolio's limitations on futures and options transactions, see the section entitled "Options and Futures Contracts".

With respect to Fundamental Investment Restriction No. 5, the Portfolio may use the industry categorizations as defined by BARRA, Inc.

Money Market Portfolio

The Portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:


1. Purchase the securities of any issuer if, as a result, the portfolio would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.
2. Issue senior securities.
3. Borrow money, except that the portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
4. Underwrite securities issued by others, except to the extent that the portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the portfolio will invest more than 25% of its total assets in the financial services industry. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.
6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Invest in companies for the purpose of exercising control or management.

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.



1. The Portfolio does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.
2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
3. The Portfolio does not currently intend to purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
4. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, Subadvisor or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The Portfolio will not borrow from other funds advised by the Advisor, Subadvisor or its affiliates if total outstanding borrowings immediately after such borrowing would exceed
33 1/3% of the portfolio's total assets.
5. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested insecurities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
6. The Portfolio does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
7. The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.


With respect to Nonfundamental Investment Restriction No. 1, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to Nonfundamental Investment Restriction No. 5, if through a change in values, net assets, or other circumstances, the portfolio were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

PURCHASE AND REDEMPTION OF SHARES

The Portfolios continuously offer their shares at prices equal to the respective net asset values of the Portfolios determined in the manner set forth below under "Net Asset Value." The Portfolios offer their shares, without sales charge, only for purchase by various Insurance Companies for allocation to their Variable Accounts. It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts of different Insurance Companies, to invest simultaneously in the Portfolios, although currently neither the Insurance Companies nor the Portfolio foresee any such disadvantages to either variable annuity or variable life insurance policy holders of any Insurance Company. The Portfolios' Board of Directors intends to monitor events in order to identify any material conflicts between such policyholders and to determine what action, if any, should be taken in response to any conflicts.

The Portfolios are required to redeem all full and fractional shares for cash. The redemption price is the net asset value per share, which may be more or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

NET ASSET VALUE


The net asset value of the shares of each Portfolio of the Fund is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The Money Market Portfolio attempts to maintain a constant net asset value of $1.00 per share. The net asset values of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income and Index 500 Portfolios fluctuate based on the respective market value of a Portfolio's investments. The net asset value per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Portfolio's net asset value per share is determined by dividing that Portfolio's total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.


The assets of the Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth, Research, Growth With Income and Index 500 Portfolios are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Portfolio's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.


The Money Market Portfolio's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

TAXES

In 1999, the Portfolios intend to qualify, as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its Income & gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.

Since the shareholders of the Portfolios are Insurance Companies, this Statement of Additional Information does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Money Market Portfolio):

From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

Effective yield = [(base period return) + 1]365/7 - 1

The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of the Money Market Portfolio will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations (All Portfolios except the Money Market Portfolio):

The Portfolios may each advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $10,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance.

Directors and Officers


The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. The Directors and Officers of the Fund and their principal occupations are set forth below. Directors and Officers who are active employees of the Investment Advisor or its affiliates will not receive any additional compensation for their services to the Fund.

FRANK H. BLATZ, JR., Esq., Director. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director/trustee of The Calvert Fund, Calvert Cash Reserves, First Variable Rate Fund, Calvert Tax-Free Reserves, and Calvert Municipal Fund, Inc. Address: 308 East Broad Street, Westfield, New Jersey 07091. DOB: 10/29/35.
ALICE GRESHAM BULLOCK, Director. Ms. Bullock is a Dean and Professor at Howard University School of Law. She was formerly Deputy Director of the Association of American Law Schools. Ms. Bullock is a member of the Board of Visitors of J. Reuben Clark Law School, Brigham Young University and the Board of Directors of Council on Legal Education Opportunity. Address: 6127 Utah Avenue, Washington, D.C. 20015. DOB: 05/17/50.
CHARLES E. DIEHL, Director. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. Address: 1658 Quail Hollow Court, McLean, Virginia 22101. DOB: 10/13/22.
*BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
M. CHARITO KRUVANT, Director. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank. DOB:
12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015. ARTHUR J. PUGH, Director. Mr. Pugh serves as a director of Acacia Federal Savings Bank. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030. DOB:
09/24/37.
SOUTH TRIMBLE, III, Director. Mr. Trimble is special counsel to and formerly was a partner in the law firm of Reasoner & Fox. Address: 888 17th Street, N.W., Suite 800, Washington, DC 20006. DOB: 06/25/25.
RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is General Counsel, Secretary, and Senior Vice President of Calvert Group, Ltd., and its subsidiaries, and is an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 1/29/59.
IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle and Reath. DOB:
9/7/68.
VICTOR FRYE, Esq., Assistant Secretary and Compliance Officer. Mr. Frye is Associate Counsel and Compliance Officer of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Mr. Frye was Counsel and Manager of the Compliance Department at The Advisors Group. DOB: 10/15/58.


The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.

Each Director of the Fund who is not affiliated with the Advisor receives a meeting fee of $750 for each Board meeting attended; such fees are allocated among the Series based upon their relative net assets. Directors not on any other Calvert Group Fund Boards receive an annual fee of $3,000.

Directors of the Fund not affiliated with the Fund's Advisor ("noninterested persons") may elect to defer receipt of all or a percentage of their annual fees and invest them in any fund in the Calvert Family of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR AND SUBADVISORS

The Fund's Investment Advisor is Ameritas Investment Corp. ("AIC"), 5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

The Investment Advisory Agreement provides that the Advisor will not be liable to the Portfolio or to any shareholder or policy owner for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder or policy owner in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the advisor in the performance of its duties thereunder.

Subadvisors


AIC has retained Fred Alger Management, Inc. as Subadvisor for Income & Growth, Growth, Small Capitalization and MidCap Growth Portfolios. Fred
Alger Management, Inc. is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and David D. Alger are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. It receives a subadvisory fee, paid by the Advisor, of 0.53% of each Portfolio's net assets.

AIC has retained Massachusetts Financial Services Company as Subadvisor the Emerging Growth, Research, and Growth With Income Portfolios. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life of Canada (an insurance company). It receives a subadvisory fee, paid by the Advisor, of 0.50% of each Portfolio's net assets.

AIC has retained State Street Global Advisors as Subadvisor for the Index 500 Portfolio. State Street Global Advisors is a division of State Street Bank and Trust. It receives a subadvisory fee, paid by the Advisor, of 0.05% of the Portfolio's net assets.

AIC has retained Calvert Asset Management Company, Inc. as Subadvisor for the Money Market Portfolio. Calvert Asset Management Company, Inc. is a subsidiary of Calvert Group, Ltd., a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. It receives a subadvisory fee, paid by the Advisor, of 0.15% of the Portfolio's net assets.


Calvert Administrative Services Company ("CASC") has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of 0.05% of each Portfolio's net assets.


PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.

While the Fund's Advisor and Subadvisor(s) select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisor(s) of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor(s), the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

No Portfolio turnover rate can be calculated for the Money Market Portfolio due to the short maturities of the instruments purchased. Portfolio turnover should not affect the income or net asset value of the Money Market Portfolio because brokerage commissions are not normally charged on the purchase or sale of money market instruments.

METHOD OF DISTRIBUTION


AIC also serves as the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Fund, AIC markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. AIC is entitled to compensation for services performed and expenses assumed. Payments to AIC may be authorized by the Fund's Board of Directors from time to time in accordance with applicable law. AIC is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Policies, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between AIC and the broker-dealers. As the Advisor and Distributor, AIC, at its own expense, may incur costs or pay expenses associated with the distribution of the Fund's shares.


TRANSFER AND SHAREHOLDER SERVICING AGENT

National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, 6th Floor, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd. and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.


For these services, CSSI and NFDS receive a fee based on the number of shareholder accounts and transactions.


INDEPENDENT ACCOUNTANTS AND CUSTODIANS

PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, has been selected by the Board of Directors to serve as independent accountants for fiscal year 1999. State Street Bank and Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

GENERAL INFORMATION


The Fund is an open-end, management investment company, incorporated in Maryland on September 27, 1982. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Emerging Growth Portfolios are diversified. The Research, Growth With Income, Index 500 and Money Market Portfolios are non-diversified. The Fund issues separate stock for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and the Fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.


All shares of common stock have equal voting rights (regardless of the net asset value per share) except that only shares of the respective portfolio are entitled to vote on matters concerning only that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective portfolio and, upon liquidation or dissolution, in net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

The Fund's Board of Directors has adopted a "proportionate voting" policy, meaning that Insurance Companies will vote all of the Fund's shares, including shares the Insurance Companies hold, in return for providing the Fund with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners.

The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you receive one vote for each share you own.

APPENDIX

Corporate Bond Ratings

Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
C/C: This rating is only for no-interest income bonds.
D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings

Moody's Investors Services, Inc.
A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the inherent uncertain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Corporation
Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long term senior debt rating is "A" or better. In some cases BBB credits may be acceptable. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2, and 3 to denote relative strength within this classification.